Feb. 12, 2020
Prospectus Supplement

John Hancock Funds II (the Trust)
International Value Fund (the fund)

Supplement dated February 12, 2020 to the current Class NAV Prospectus (the prospectus), as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	NAV
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee [1]	0.77
Other expenses	0.08
Total annual fund operating expenses	0.85
Contractual expense reimbursement [2]	-0.01
Total annual fund operating expenses after expense reimbursements	0.84

1	"Management fee" has been restated to reflect the contractual management fee schedule effective February 12, 2020.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	86
3 years	270
5 years	470
10 years	1,048

Prospectus Supplement

John Hancock Funds II (the Trust)
International Value Fund (the fund)

Supplement dated February 12, 2020 to the current Class 1 Prospectus (the prospectus), as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment option and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment)	1
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee [1]	0.77
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.08
Total annual fund operating expenses	0.90
Contractual expense reimbursement [2]	-0.01
Total annual fund operating expenses after expense reimbursements	0.89

1	"Management fee" has been restated to reflect the contractual management fee schedule effective February 12, 2020.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	91
3 years	286
5 years	497
10 years	1,107